Pension and Other Postretirement Benefits - Additional Information (Detail) $ in Millions	3 Months Ended		12 Months Ended
	Dec. 31, 2016 USD ($)	Sep. 30, 2016 Participants	Dec. 31, 2016 USD ($)
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Maximum contribution of employer			3.50%
Deferment of annual cash compensation			100.00%
Matching contribution of employer			3.50%
Deferred compensation payments on retirement			Upon retirement, payments of compensation deferred, plus interest, are made in equal monthly installments over 10, 15, or 20 years, as elected by the participant.
Additional Deferred Compensation Payment Options, period of payment, years			5 years
Deferred compensation, percentage of multiple interest rate			150.00%
Description of specific offer to select employees			About one-half of the approximate 800 participants subject to the offer accepted the offer, resulting in an approximate $30 million payment from pension assets paid in the fourth quarter of 2016.
Number of employees offered a lump-sum payout | Participants		800
Lump sum pension payment to be paid	$ 30
Increments of changes to the discount rate, basis points			0.25%
Future estimated funding amount			$ 39
Maximum [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Per capita cost of covered health care benefits medical rate trend assumption			7.00%
Minimum [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Per capita cost of covered health care benefits medical rate trend assumption			4.50%
Qualified Retirement Plan [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Future estimated funding amount			$ 36